Operating Leases and Obligations Related to Finance Leases - Operating Leases Maturity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
2022	$ 66,300	$ 53,900
2023	32,900	36,000
Lessee, Operating Lease, Liability, Payments, Due after Year Five	6,600	$ 12,900
LR2 and Aframax Tankers
Lessee, Lease, Description [Line Items]
Carrying value of operating lease liabilities	56,200
LR2 and Aframax Tankers | May 2023 and September 2023
Lessee, Lease, Description [Line Items]
Carrying value of operating lease liabilities	12,600
Long-Term Lease
Lessee, Lease, Description [Line Items]
2022	39,627
2023	20,484
Total payments	83,950
Less: imputed interest	(7,636)
Carrying value of operating lease liabilities	76,314
Lessee, Operating Lease, Liability, Payments, Due after Year Five	3,195
Long-Term Non-lease
Lessee, Lease, Description [Line Items]
2022	26,713
2023	12,370
Total payments	58,109
Lessee, Operating Lease, Liability, Payments, Due after Year Five	$ 3,443